Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance as of December 31, 2020* at Dec. 31, 2019	$ 15,388	$ 292,362	$ (1,085,853)	$ 17,599		$ (760,504)
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	15,387,632
Shares issued for conversion of related party loan*	$ 24	995,125				995,149
Stock Issued During Period, Shares, Conversion of Convertible Securities	24,272
Shares issued for acquisition of subsidiary*	$ 243	9,773,746				9,773,989
Stock Issued During Period, Shares, Acquisitions	243,134
Noncontrolling interests arising from acquisition of subsidiary					549,033	549,033
Net income loss			(3,255,564)		(391,789)	(3,647,353)
Foreign currency translation adjustment				282,666	38,671	321,337
Ending balance, value at Dec. 31, 2020	$ 15,655	11,061,233	(4,341,417)	300,265	195,915	7,231,651
Shares, Outstanding, Ending Balance at Dec. 31, 2020	15,655,038
Net income loss			1,779,736		183,733	1,963,469
Foreign currency translation adjustment				244,040	25,194	269,234
Ending balance, value at Dec. 31, 2021	$ 15,655	$ 11,061,233	$ (2,561,681)	$ 544,305	$ 404,842	$ 9,464,354
Shares, Outstanding, Ending Balance at Dec. 31, 2021	15,655,038